Commitments and Contingencies - Schedule of Future Fixed and Determinable Payments (Details) (fuboTV Inc.) (10-K) - fuboTV Inc. [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 44,298
2021	15,900
Total minimum affiliate payments	$ 60,198